Taxes - Components of Income Taxes Recognized in Income Statement (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income taxes for the year	kr (6,110)	kr (5,470)	kr (2,564)
Current income taxes related to prior years	(337)	(175)	(2,237)
Deferred tax income/expense (+/–)	188	(3,911)	(2,116)
Share of taxes in joint ventures and associated companies	(11)	(33)	(5)
Income tax	kr (6,270)	kr (9,589)	kr (6,922)